Right-of-Use Asset/Lease Liability – Operating Lease (Tables)	12 Months Ended
Jun. 30, 2026
Right-of-Use Asset/Lease Liability – Operating Lease [Abstract]
Schedule of Right-of-Use Asset and Lease Liability
	June 30, 2026	June 30, 2025
	RM	RM

Right-of-use asset

Cost

As of July 1	503,272	503,272
Addition	251,348	-
As of June 30	754,620	503,272

Accumulated depreciation

As of July 1	(492,890)	(368,318)
Charge for the year	(125,582)	(124,572)
As of June 30	(618,472)	(492,890)

Net carrying amount	136,148	10,382

	June 30, 2026	June 30, 2025
	RM	RM
Lease liability – operating lease

As of July 1	10,954	138,899
Addition	251,348	-
Interest charged	8,805	4,055
	271,107	142,954
Payment of:
- principal	(123,195)	(127,945)
- interest	(8,805)	(4,055)
	(132,000)	(132,000)
Net carrying amount	139,107	10,954

At the end of the year

Represented by:
Current liabilities	128,150	10,954
Non-current liabilities	10,957	-
	139,107	10,954
For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

As of July 1	10,954	138,899	260,592

Additional	251,348	-	-

Cash flows	(132,000)	(132,000)	(132,000)

Interest expense of lease liability	8,805	4,055	10,307

As of June 30	139,107	10,954	138,899

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM
Administrative expenses:
- depreciation of right-of-use asset	125,582	124,572	124,572
- expense relating to short-term leases	16,703	951,060	81,756
- expense relating to leases of low-value assets	3,233	4,190	6,360

Finance costs:
- interest expense on lease liability	8,805	4,055	10,307

Schedule of Maturity Profile of the Lease Liability	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to two years	Total
	%	RM	RM	RM
June 30, 2026

Lease liability	4.76	132,000	11,000	143,000

June 30, 2025

Lease liability	5.02	11,000	-	11,000